Supplementary Information On Oil And Gas Activities (Unaudited) - Summary of changes in the standardized measure of discounted future net cash flows (Detail) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Additional information [abstract]
Standardized measure of discounted future net cash flows at beginning of year	$ 116	$ 124	$ 775	$ 608
Net change in sales prices and production costs related to future production		188	(241)	(103)
Net change in estimated future development costs		(145)	(231)	(525)
Net change due to revisions in quantity estimates		35	20	(1)
Net change due to extensions, discoveries and improved recovery		16	362	306
Accretion of discount	3	10	118	352
Net Change due to purchases and sales of minerals in place		385	2
Other	1	20		58
Sales of crude oil, NGLs and natural gas produced, net of production costs	(6)	(67)	127	6
Previously estimated development costs incurred	10	99	206	151
Net change in income tax	1	(57)	12	(77)
Change in Standardized measure of discounted future net cash flows of the year	8	484	(37)	167
Standardized measure of discounted future net cash flows at end of year	$ 124	$ 608	$ 738	$ 775